UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Randy Ramey
Title:  Public Securities Compliance Officer
Phone:  312-425-0260

Signature,  Place,  and  Date  of  Signing:

/s/ Randy Ramey                    Chicago, IL                        8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:             127

Form 13F Information Table Value Total:  $    2,648,403
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Alexandria Real Estate Equities Inc.  COM            015271109    39546   624047 SH       DEFINED    1,4,5     390547      0  233500
Alexandria Real Estate Equities Inc.  COM            015271109      900    14200 SH       OTHER      1,2,4,5    14200      0       0
Alexandria Real Estate Equities Inc.  COM            015271109      805    12700 SH       OTHER      1,3,4,5    12700      0       0
AMB Property Corporation              COM            00163T109     1535    64750 SH       OTHER      1,2,4,5    64750      0       0
AMB Property Corporation              COM            00163T109     1554    65550 SH       OTHER      1,3,4,5    65550      0       0
AMB Property Corporation              COM            00163T109    71596  3019665 SH       DEFINED    1,4,5    2012564      0 1007101
Apartment Investment & Management     COM            03748R101    48954  2527334 SH       DEFINED    1,4,5    1686386      0  840948
Company
Apartment Investment & Management     COM            03748R101     1063    54900 SH       OTHER      1,2,4,5    54900      0       0
Company
Apartment Investment & Management     COM            03748R101     1075    55500 SH       OTHER      1,3,4,5    55500      0       0
Company
Avalonbay Communities, Inc.           COM            053484101   121611  1302466 SH       DEFINED    1,4,5     870839      0  431627
Avalonbay Communities, Inc.           COM            053484101     2720    29126 SH       OTHER      1,2,4,5    29126      0       0
Avalonbay Communities, Inc.           COM            053484101     2711    29037 SH       OTHER      1,3,4,5    29037      0       0
Boston Properties, Inc.               COM            101121101   125339  1756930 SH       DEFINED    1,4,5    1170381      0  586549
Boston Properties, Inc.               COM            101121101     2616    36675 SH       OTHER      1,2,4,5    36675      0       0
Boston Properties, Inc.               COM            101121101     2651    37160 SH       OTHER      1,3,4,5    37160      0       0
BRE Properties, Inc.                  COM            05564E106    33620   910358 SH       DEFINED    1,4,5     644427      0  265931
BRE Properties, Inc.                  COM            05564E106      943    25525 SH       OTHER      1,2,4,5    25525      0       0
BRE Properties, Inc.                  COM            05564E106      952    25775 SH       OTHER      1,3,4,5    25775      0       0
Corporate Office Properties Trust     COM            22002T108    18648   493866 SH       DEFINED    1,4,5     342340      0  151526
Corporate Office Properties Trust     COM            22002T108      348     9225 SH       OTHER      1,2,4,5     9225      0       0
Corporate Office Properties Trust     COM            22002T108      348     9225 SH       OTHER      1,3,4,5     9225      0       0
Developers Diversified Realty Corp.   COM            251591103    50709  5122136 SH       DEFINED    1,4,5    3400068      0 1722068
Developers Diversified Realty Corp.   COM            251591103     1084   109500 SH       OTHER      1,2,4,5   109500      0       0
Developers Diversified Realty Corp.   COM            251591103     1076   108675 SH       OTHER      1,3,4,5   108675      0       0
DiamondRock Hospitality Company       COM            252784301    33165  4034621 SH       DEFINED    1,4,5    2713680      0 1320941
DiamondRock Hospitality Company       COM            252784301      776    94377 SH       OTHER      1,2,4,5    94377      0       0
DiamondRock Hospitality Company       COM            252784301      812    98820 SH       OTHER      1,3,4,5    98820      0       0
Digital Realty Trust Inc.             COM            253868103     1713    29700 SH       OTHER      1,2,4,5    29700      0       0
Digital Realty Trust Inc.             COM            253868103     1710    29652 SH       OTHER      1,3,4,5    29652      0       0
Duke Realty Corporation               COM            264411505    64522  5684765 SH       DEFINED    1,4,5    3802888      0 1881877
Duke Realty Corporation               COM            264411505     1371   120825 SH       OTHER      1,2,4,5   120825      0       0
Duke Realty Corporation               COM            264411505     1378   121425 SH       OTHER      1,3,4,5   121425      0       0
Essex Property Trust Inc.             COM            297178105    77294   792430 SH       DEFINED    1,4,5     525844      0  266586
Essex Property Trust Inc.             COM            297178105     1748    17925 SH       OTHER      1,2,4,5    17925      0       0
Essex Property Trust Inc.             COM            297178105     1763    18075 SH       OTHER      1,3,4,5    18075      0       0
Extra Space Storage Inc               COM            30225T102    33660  2421593 SH       DEFINED    1,4,5    1706707      0  714886
Extra Space Storage Inc               COM            30225T102      607    43650 SH       OTHER      1,2,4,5    43650      0       0
Extra Space Storage Inc               COM            30225T102      614    44140 SH       OTHER      1,3,4,5    44140      0       0
Federal Realty Investment Trust       COM            313747206    50530   719087 SH       DEFINED    1,4,5     485280      0  233807
Federal Realty Investment Trust       COM            313747206      845    12025 SH       OTHER      1,2,4,5    12025      0       0
Federal Realty Investment Trust       COM            313747206      849    12078 SH       OTHER      1,3,4,5    12078      0       0
General Growth Properties, Inc.       COM            370021107     6496   489902 SH       DEFINED    1,4,5     458060      0   31842
General Growth Properties, Inc.       COM            370021107      753    56800 SH       OTHER      1,2,4,5    56800      0       0
General Growth Properties, Inc.       COM            370021107      689    51950 SH       OTHER      1,3,4,5    51950      0       0
HCP Inc.                              COM            40414L109    77817  2412926 SH       DEFINED    1,4,5    1594741      0  818185
HCP Inc.                              COM            40414L109     1538    47678 SH       OTHER      1,2,4,5    47678      0       0
HCP Inc.                              COM            40414L109     1528    47375 SH       OTHER      1,3,4,5    47375      0       0
Health Care REIT Inc.                 COM            42217K106    92859  2204619 SH       DEFINED    1,4,5    1449901      0  754718
Health Care REIT Inc.                 COM            42217K106     1871    44425 SH       OTHER      1,2,4,5    44425      0       0
Health Care REIT Inc.                 COM            42217K106     1890    44867 SH       OTHER      1,3,4,5    44867      0       0
Highwoods Properties Inc.             COM            431284108    14719   530215 SH       DEFINED    1,4,5     438910      0   91305
Highwoods Properties Inc.             COM            431284108      278    10025 SH       OTHER      1,2,4,5    10025      0       0
Highwoods Properties Inc.             COM            431284108      279    10050 SH       OTHER      1,3,4,5    10050      0       0
Host Hotels & Resorts, Inc.           COM            44107P104   107876  8002650 SH       DEFINED    1,4,5    5273551      0 2729099
Host Hotels & Resorts, Inc.           COM            44107P104     2473   183445 SH       OTHER      1,2,4,5   183445      0       0
Host Hotels & Resorts, Inc.           COM            44107P104     2412   178914 SH       OTHER      1,3,4,5   178914      0       0
Kimco Realty Corporation              COM            49446R109    78403  5833530 SH       DEFINED    1,4,5    3981528      0 1852002

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Kimco Realty Corporation              COM            49446R109     1713   127450 SH       OTHER      1,2,4,5   127450      0       0
Kimco Realty Corporation              COM            49446R109     1679   124925 SH       OTHER      1,3,4,5   124925      0       0
Macerich Company                      COM            554382101    27886   747204 SH       DEFINED    1,4,5     498637      0  248567
Macerich Company                      COM            554382101      623    16700 SH       OTHER      1,2,4,5    16700      0       0
Macerich Company                      COM            554382101      633    16950 SH       OTHER      1,3,4,5    16950      0       0
Mack-Cali Realty Corporation          COM            554489104    59741  2009468 SH       DEFINED    1,4,5    1421127      0  588341
Mack-Cali Realty Corporation          COM            554489104     1343    45175 SH       OTHER      1,2,4,5    45175      0       0
Mack-Cali Realty Corporation          COM            554489104     1356    45606 SH       OTHER      1,3,4,5    45606      0       0
Nationwide Health Properties, Inc.    COM            638620104    65474  1830412 SH       DEFINED    1,4,5    1191225      0  639187
Nationwide Health Properties, Inc.    COM            638620104     1327    37100 SH       OTHER      1,2,4,5    37100      0       0
Nationwide Health Properties, Inc.    COM            638620104     1334    37300 SH       OTHER      1,3,4,5    37300      0       0
Pebblebrook Hotel Trust               COM            70509V100     5911   313560 SH       DEFINED    1,4,5     221295      0   92265
Pebblebrook Hotel Trust               COM            70509V100      130     6900 SH       OTHER      1,2,4,5     6900      0       0
Pebblebrook Hotel Trust               COM            70509V100      117     6200 SH       OTHER      1,3,4,5     6200      0       0
Plum Creek Timber Company Inc.        COM            729251108    27743   803444 SH       DEFINED    1,4,5      80394      0  723050
Public Storage, Inc.                  COM            74460D109   132873  1511469 SH       DEFINED    1,4,5    1032759      0  478710
Public Storage, Inc.                  COM            74460D109     3032    34490 SH       OTHER      1,2,4,5    34490      0       0
Public Storage, Inc.                  COM            74460D109     3033    34498 SH       OTHER      1,3,4,5    34498      0       0
Rayonier Inc                          COM            754907103     9024   205005 SH       DEFINED    1,4,5      19005      0  186000
Regency Centers Corporation           COM            758849103     2917    84805 SH       DEFINED    1,4,5      84805      0       0
Simon Property Group, Inc.            COM            828806109   254935  3157090 SH       DEFINED    1,4,5    2134916      0 1022174
Simon Property Group, Inc.            COM            828806109     5792    71732 SH       OTHER      1,2,4,5    71732      0       0
Simon Property Group, Inc.            COM            828806109     5884    72862 SH       OTHER      1,3,4,5    72862      0       0
SL Green Realty Corp                  COM            78440X101    43414   788766 SH       DEFINED    1,4,5     536428      0  252338
SL Green Realty Corp                  COM            78440X101     1007    18300 SH       OTHER      1,2,4,5    18300      0       0
SL Green Realty Corp                  COM            78440X101     1018    18500 SH       OTHER      1,3,4,5    18500      0       0
Sunstone Hotel Investors Inc.         COM            867892101    36432  3668842 SH       DEFINED    1,4,5    2365776      0 1303066
Sunstone Hotel Investors Inc.         COM            867892101      775    78050 SH       OTHER      1,2,4,5    78050      0       0
Sunstone Hotel Investors Inc.         COM            867892101      784    78975 SH       OTHER      1,3,4,5    78975      0       0
Taubman Centers, Inc.                 COM            876664103    66978  1779910 SH       DEFINED    1,4,5    1149748      0  630162
Taubman Centers, Inc.                 COM            876664103     1358    36100 SH       OTHER      1,2,4,5    36100      0       0
Taubman Centers, Inc.                 COM            876664103     1360    36150 SH       OTHER      1,3,4,5    36150      0       0
Terreno Realty Corp                   COM            88146M101     1472    83092 SH       DEFINED    1,4,5      52457      0   30635
Terreno Realty Corp                   COM            88146M101       18     1030 SH       OTHER      1,2,4,5     1030      0       0
Terreno Realty Corp                   COM            88146M101       43     2400 SH       OTHER      1,3,4,5     2400      0       0
Ventas Inc.                           COM            92276F100   111141  2367228 SH       DEFINED    1,4,5    1561245      0  805983
Ventas Inc.                           COM            92276F100     2216    47203 SH       OTHER      1,2,4,5    47203      0       0
Ventas Inc.                           COM            92276F100     2231    47517 SH       OTHER      1,3,4,5    47517      0       0
Digital Realty Trust Inc.             COM            253868103    75950  1316747 SH       DEFINED    1,4,5     878055      0  438692
Forest City Enterprises, Inc.         COM CL A       345550107      377    33300 SH       OTHER      1,3,4,5    33300      0       0
Forest City Enterprises, Inc.         COM CL A       345550107      377    33325 SH       OTHER      1,2,4,5    33325      0       0
Forest City Enterprises, Inc.         COM CL A       345550107     3468   306403 SH       DEFINED    1,4,5     286689      0   19714
Acadia Realty Trust                   COM SH BEN INT 004239109    13159   782330 SH       DEFINED    1,4,5     569214      0  213116
Acadia Realty Trust                   COM SH BEN INT 004239109      273    16225 SH       OTHER      1,2,4,5    16225      0       0
Acadia Realty Trust                   COM SH BEN INT 004239109      238    14150 SH       OTHER      1,3,4,5    14150      0       0
Camden Property Trust                 COM SH BEN INT 133131102    55482  1358183 SH       DEFINED    1,4,5     889072      0  469111
Camden Property Trust                 COM SH BEN INT 133131102     1144    28000 SH       OTHER      1,2,4,5    28000      0       0
Camden Property Trust                 COM SH BEN INT 133131102     1156    28300 SH       OTHER      1,3,4,5    28300      0       0
Entertainment Properties Trust        COM SH BEN INT 29380T105    41476  1089465 SH       DEFINED    1,4,5     658290      0  431175
Equity Residential Properties Trust   COM SH BEN INT 29476L107     2084    50057 SH       OTHER      1,3,4,5    50057      0       0
Equity Residential Properties Trust   COM SH BEN INT 29476L107     2061    49500 SH       OTHER      1,2,4,5    49500      0       0
Equity Residential Properties Trust   COM SH BEN INT 29476L107    99078  2379389 SH       DEFINED    1,4,5    1507808      0  871581
Glimcher Realty Trust                 COM SH BEN INT 379302102    14130  2362912 SH       DEFINED    1,4,5    1523832      0  839080
Glimcher Realty Trust                 COM SH BEN INT 379302102      239    39900 SH       OTHER      1,2,4,5    39900      0       0
Glimcher Realty Trust                 COM SH BEN INT 379302102      241    40275 SH       OTHER      1,3,4,5    40275      0       0
Brandywine Realty Trust               SH BEN INT     105368203    13554  1260826 SH       DEFINED    1,4,5     844499      0  416327
Brandywine Realty Trust               SH BEN INT     105368203      271    25200 SH       OTHER      1,2,4,5    25200      0       0
Brandywine Realty Trust               SH BEN INT     105368203      273    25425 SH       OTHER      1,3,4,5    25425      0       0
Liberty Property Trust                SH BEN INT     531172104    23867   827279 SH       DEFINED    1,4,5     555450      0  271829
Liberty Property Trust                SH BEN INT     531172104      499    17300 SH       OTHER      1,2,4,5    17300      0       0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Liberty Property Trust                SH BEN INT     531172104      496    17200 SH       OTHER      1,3,4,5    17200      0       0
Pennsylvania Real Estate Investment   SH BEN INT     709102107    17748  1452370 SH       DEFINED    1,4,5     951190      0  501180
Trust
Pennsylvania Real Estate Investment   SH BEN INT     709102107      418    34200 SH       OTHER      1,2,4,5    34200      0       0
Trust
Pennsylvania Real Estate Investment   SH BEN INT     709102107      423    34650 SH       OTHER      1,3,4,5    34650      0       0
Trust
ProLogis                              SH BEN INT     743410102    29340  2896346 SH       DEFINED    1,4,5    1932868      0  963478
ProLogis                              SH BEN INT     743410102      588    58050 SH       OTHER      1,2,4,5    58050      0       0
ProLogis                              SH BEN INT     743410102      614    60611 SH       OTHER      1,3,4,5    60611      0       0
Vornado Realty Trust                  SH BEN INT     929042109   159262  2183172 SH       DEFINED    1,4,5    1429185      0  753987
Vornado Realty Trust                  SH BEN INT     929042109     3851    52788 SH       OTHER      1,2,4,5    52788      0       0
Vornado Realty Trust                  SH BEN INT     929042109     3877    53151 SH       OTHER      1,3,4,5    53151      0       0